UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Brian C. Janssen

American Funds Inflation Linked Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Inflation Linked Bond Fund®
Semi-annual report for the six months ended May 31, 2022

Invest with the
goal of preserving
purchasing power

American Funds Inflation Linked Bond Fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for the period ended June 30, 2022 (the most recent calendar quarter-end):

	1 year	5 years	Lifetime (since 12/14/12)

Class F-2 shares	–5.48%	3.39%	1.81%
Class A shares Reflecting 2.50% maximum sales charge	–8.12	2.59	1.37

The total annual fund operating ratios were 0.39% for Class F-2 shares and 0.67% for Class A shares as of the prospectus dated February 1, 2022 (as supplemented to date). The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and expense reimbursements, without which results would have been lower.

The fund’s 30-day yields are as of May 31, 2022, reflecting the 2.50% maximum sales charge, and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 13.77% for Class F-2 and 13.14% for Class A.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates. Inflation-linked bonds may experience greater losses than other debt securities with similar durations. There can be no assurance that the value of inflation-linked securities will be directly correlated to changes in interest rates. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Inflation Linked Bond Fund for the periods ended May 31, 2022, are shown in the table below, as well as results of the fund’s benchmark and peer group average.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/bfiax. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

12	Financial statements

16	Notes to financial statements

29	Financial highlights

Results at a glance

For periods ended May 31, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 12/14/12)

American Funds Inflation Linked Bond Fund (Class F-2 shares)	–5.66%	–2.30%	4.62%	3.81%	2.14%
American Funds Inflation Linked Bond Fund (Class A shares)	–5.78	–2.50	4.33	3.52	1.97
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index*	–5.65	–1.45	4.45	3.68	1.82
Lipper Inflation Protected Bond Funds Average†	–4.22	–1.01	4.11	3.25	1.37

*	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg source: Bloomberg Index Services Ltd. Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated and non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, and have at least $250 million par amount outstanding. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
†	Source: Refinitiv. Lipper Inflation Protected Bond Funds Average is composed of funds that invest primarily in inflation-indexed fixed income securities. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

American Funds Inflation Linked Bond Fund	1

Investment portfolio May 31, 2022	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury†	90.27%
AAA/Aaa	1.76
AA/Aa	1.63
A/A	2.28
BBB/Baa	2.78
Short-term securities & other assets less liabilities	1.28
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 98.72%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 90.27%
U.S. Treasury inflation-protected securities 89.41%
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	USD	17,142	$17,307
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]		37,289	38,221
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]		33,342	34,458
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]		87,384	90,316
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]		36,964	38,058
U.S. Treasury Inflation-Protected Security 0.50% 2024[1,2]		306,173	317,280
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		119,009	123,374
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]		468,601	479,866
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]		94,808	97,137
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		288,473	297,004
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,2]		389,896	403,643
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]		35,752	38,849
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]		1,460,955	1,489,537
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]		680,594	692,484
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]		228,994	233,708
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]		198,956	206,639
U.S. Treasury Inflation-Protected Security 2.00% 2026[1,2]		150,585	164,047
U.S. Treasury Inflation-Protected Security 0.125% 2027[1]		594,515	602,802
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]		356,434	365,827
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]		212,642	218,578
U.S. Treasury Inflation-Protected Security 2.375% 2027[1,2]		216,893	243,062
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]		267,267	274,714
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]		83,678	91,953
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,2]		247,393	250,408
U.S. Treasury Inflation-Protected Security 0.875% 2029[1]		77,848	81,880
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]		2,677	3,101
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]		755,466	754,540
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]		606,019	603,798
U.S. Treasury Inflation-Protected Security 0.125% 2031[1,2]		1,222,090	1,216,860
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]		214,448	213,951
U.S. Treasury Inflation-Protected Security 0.125% 2032[1]		572,605	569,738
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]		59,832	74,842
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]		57,085	71,447

2	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	USD	63,591	$63,086
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]		170,121	163,316
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]		80,274	88,818
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]		136,685	133,425
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]		117,460	121,058
U.S. Treasury Inflation-Protected Security 0.875% 2047[1]		172,983	174,755
U.S. Treasury Inflation-Protected Security 1.00% 2048[1]		175,624	183,560
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]		53,220	55,983
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]		197,031	170,852
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]		739,884	627,550
U.S. Treasury Inflation-Protected Security 0.125% 2052[1]		12,388	10,579
			12,192,411

U.S. Treasury 0.86%
U.S. Treasury 4.375% 2039		25,655	30,078
U.S. Treasury 2.25% 2052[2]		103,975	87,110
			117,188

Total U.S. Treasury bonds & notes			12,309,599

Corporate bonds, notes & loans 3.21%
Energy 0.77%
Energy Transfer Partners LP 6.00% 2048		9,257	9,174
Equinor ASA 3.625% 2028		13,165	13,113
MPLX LP 4.00% 2028		2,430	2,377
MPLX LP 4.70% 2048		10,000	8,944
ONEOK, Inc. 6.35% 2031		7,508	8,188
ONEOK, Inc. 7.15% 2051		2,782	3,130
Petróleos Mexicanos 7.47% 2026	MXN	30	1
Qatar Petroleum 2.25% 2031[3]	USD	17,300	15,380
Qatar Petroleum 3.125% 2041[3]		13,495	11,326
Qatar Petroleum 3.30% 2051[3]		12,200	10,064
Sabine Pass Liquefaction, LLC 4.50% 2030		8,109	8,091
TransCanada PipeLines, Ltd. 4.10% 2030		6,315	6,241
Williams Companies, Inc. 3.50% 2030		8,448	7,865
Williams Companies, Inc. 2.60% 2031		1,450	1,258
			105,152

Consumer discretionary 0.74%
Alibaba Group Holding, Ltd. 3.15% 2051		7,440	5,195
Amazon.com, Inc. 3.10% 2051		40,000	33,475
Boston University 4.061% 2048		2,075	1,960
Duke University 2.832% 2055		5,000	3,759
Home Depot, Inc. 2.95% 2029		8,408	8,011
Home Depot, Inc. 4.50% 2048		1,240	1,257
Massachusetts Institute of Technology 2.294% 2051		22,000	16,006
Stellantis Finance US, Inc. 1.711% 2027[3]		8,525	7,597
Stellantis Finance US, Inc. 2.691% 2031[3]		7,425	6,139
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027		4,950	4,491
Yale University 1.482% 2030		15,000	12,785
			100,675

Information technology 0.42%
Apple, Inc. 2.40% 2050		30,000	22,085
Broadcom, Inc. 3.187% 2036[3]		17,063	13,702
Global Payments, Inc. 2.90% 2030		6,972	6,102
PayPal Holdings, Inc. 1.65% 2025		11,647	11,125
PayPal Holdings, Inc. 3.25% 2050		6,210	4,879
			57,893

Utilities 0.41%
Consumers Energy Co. 4.05% 2048		8,570	8,055
Duke Energy Corp. 0.90% 2025		6,850	6,306
Entergy Corp. 2.80% 2030		4,425	3,907
Entergy Corp. 3.75% 2050		4,700	3,887
Exelon Corp. 4.05% 2030		700	687
Exelon Corp. 4.10% 2052[3]		1,300	1,161

American Funds Inflation Linked Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Mississippi Power Co. 4.25% 2042	USD	1,660	$1,498
Public Service Electric and Gas Co. 2.05% 2050		5,365	3,506
Public Service Enterprise Group, Inc. 3.20% 2049		8,250	6,783
Tampa Electric Co. 4.45% 2049		8,070	7,746
Virginia Electric and Power Co. 3.80% 2028		7,925	7,922
Virginia Electric and Power Co. 2.875% 2029		2,800	2,605
Wisconsin Electric Power Co. 4.30% 2048		2,600	2,506
			56,569

Consumer staples 0.25%
Anheuser-Busch InBev NV 3.50% 2030		7,500	7,234
Anheuser-Busch InBev NV 4.60% 2048		8,519	8,128
Anheuser-Busch InBev NV 4.50% 2050		1,481	1,412
British American Tobacco PLC 5.65% 2052		11,876	10,720
Conagra Brands, Inc. 4.85% 2028		6,400	6,493
			33,987

Health care 0.24%
Becton, Dickinson and Company 3.70% 2027		7,700	7,646
Sharp HealthCare 2.68% 2050		17,500	12,739
Summa Health 3.511% 2051		9,945	8,424
Trinity Health Corp. 2.632% 2040		5,000	3,840
			32,649

Communication services 0.15%
SBA Tower Trust 1.631% 2026[3]		22,469	20,274

Financials 0.09%
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]		14,149	11,959

Materials 0.07%
Air Products and Chemicals, Inc. 1.50% 2025		6,427	6,093
Air Products and Chemicals, Inc. 2.05% 2030		3,284	2,891
			8,984

Real estate 0.05%
American Campus Communities, Inc. 3.875% 2031		2,892	2,907
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[3]		4,080	3,395
			6,302

Industrials 0.02%
United Technologies Corp. 4.125% 2028		3,265	3,325

Total corporate bonds, notes & loans			437,769

Bonds & notes of governments & government agencies outside the U.S. 2.10%
Colombia (Republic of) 5.00% 2045		600	467
Hungary (Republic of) 2.125% 2031[3]		13,860	11,207
Hungary (Republic of) 3.125% 2051[3]		17,300	11,773
Italy (Republic of) 0.10% 2023[1]	EUR	66,889	74,685
Japan, Series 18, 0.10% 2024[1]	JPY	2,272,550	18,191
Japan, Series 20, 0.10% 2025[1]		4,377,500	35,419
Japan, Series 24, 0.10% 2029[1]		106,697	878
Peru (Republic of) 2.392% 2026	USD	2,730	2,586
PETRONAS Capital, Ltd. 3.50% 2030[3]		5,490	5,298
PETRONAS Capital, Ltd. 4.55% 2050[3]		5,775	5,775
Philippines (Republic of) 1.648% 2031		18,830	15,767
Philippines (Republic of) 2.65% 2045		18,235	13,997
Spain (Kingdom of) 1.25% 2030	EUR	20,861	21,155
United Kingdom 0.125% 2041[1]	GBP	9,340	15,600
United Mexican States, Series M20, 10.00% 2024	MXN	110,000	5,709

4	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States, Series M, 5.75% 2026	MXN	521,500	$23,874
United Mexican States, Series M, 7.50% 2027		110,000	5,322
United Mexican States, Series M, 8.00% 2047		418,544	19,594
			287,297

Asset-backed obligations 1.73%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.994% 2030[3,5,6]	USD	3,182	3,162
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.994% 2030[3,5,6]		2,112	2,080
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 2.056% 2028[3,5,6]		3,911	3,861
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 2.478% 2030[3,5,6]		5,500	5,427
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,5]		1,353	1,340
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 2.195% 2030[3,5,6]		6,705	6,619
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[3,5]		4,782	4,392
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[3,5]		773	680
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 2.024% 2028[3,5,6]		6,966	6,909
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,5]		6,552	6,033
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,5]		24,764	22,853
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,5]		3,397	3,210
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,5]		20,534	18,987
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,5,7,8]		17,780	17,323
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,5]		8,127	7,684
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,5]		5,490	5,140
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[3,5]		779	724
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,5]		8,811	7,959
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,5]		5,925	5,319
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,5]		826	721
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 2.044% 2029[3,5,6]		2,262	2,248
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 2.098% 2030[3,5,6]		7,175	7,104
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 2.194% 2029[3,5,6]		3,994	3,970
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,5]		7,291	6,824
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,5]		10,846	10,098
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 2.154% 2030[3,5,6]		2,296	2,268
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 2.524% 2028[3,5,6]		12,338	12,292
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.963% 2029[3,5,6]		4,991	4,944
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.984% 2030[3,5,6]		5,997	5,949
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,5]		6,250	6,226
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 2.124% 2030[3,5,6]		4,485	4,436
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,5]		18,781	17,660
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[3,5]		8,592	7,846
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,5]		6,250	5,811
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[3,5]		2,970	2,692
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[3,5]		5,326	4,896
			235,687

American Funds Inflation Linked Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.78%
California 0.18%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	USD	7,500	$7,030
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027		9,200	8,326
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030		10,100	8,548
			23,904

Florida 0.24%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025		18,085	16,890
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030		17,885	15,615
			32,505

Illinois 0.04%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		631	638
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026		5,000	4,874
			5,512

Michigan 0.05%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040		9,715	7,504

Ohio 0.17%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031		24,475	23,165

Wisconsin 0.10%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034		14,715	14,094

Total municipals			106,684

Mortgage-backed obligations 0.63%
Collateralized mortgage-backed obligations (privately originated) 0.47%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,4,5]		3,460	3,313
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,5,6]		5,953	5,950
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 1.806% 2053[3,5,6]		11,190	11,131
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 1.856% 2055[3,5,6]		12,120	11,919
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 2.10% 2022[3,5,6]		11,407	11,413
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,5,6]		1,314	1,309
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,5]		20,506	19,137
			64,172

Commercial mortgage-backed securities 0.16%
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 2.275% 2038[3,5,6]		19,041	18,344
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[5]		3,000	2,988
			21,332

Total mortgage-backed obligations			85,504
Total bonds, notes & other debt instruments (cost: $14,048,100,000)			13,462,540

6	American Funds Inflation Linked Bond Fund

Short-term securities 0.92%	Shares	Value (000)
Money market investments 0.92%
Capital Group Central Cash Fund 0.85%[9,10]	1,251,208	$125,121

Total short-term securities (cost: $125,120,000)		125,121
Total investment securities 99.64% (cost: $14,173,220,000)		13,587,661
Other assets less liabilities 0.36%		49,205

Net assets 100.00%		$13,636,866

Futures contracts

						Value and
						unrealized
						(depreciation)
				Notional		appreciation
		Number of		amount		at 5/31/2022
Contracts	Type	contracts	Expiration	(000)		(000)
30 Day Federal Funds Futures	Short	3,925	June 2022	USD	(1,623,036)	$(88)
30 Day Federal Funds Futures	Long	1,743	August 2022		716,140	(4,135)
30 Day Federal Funds Futures	Short	866	September 2022		(354,276)	2,091
30 Day Federal Funds Futures	Short	5,319	February 2023		(2,156,140)	(2,120)
90 Day Euro Dollar Futures	Long	6,388	December 2022		1,547,573	(34,392)
90 Day Euro Dollar Futures	Long	11,305	September 2023		2,737,082	(64,937)
90 Day Euro Dollar Futures	Short	27,459	December 2023		(6,654,689)	142,200
90 Day Euro Dollar Futures	Short	9,087	December 2024		(2,206,210)	28,492
2 Year U.S. Treasury Note Futures	Short	30,929	September 2022		(6,529,160)	2,965
5 Year U.S. Treasury Note Futures	Short	15,452	September 2022		(1,745,352)	3,690
10 Year Japanese Government Bond Futures	Short	720	June 2022		(836,975)	6,124
10 Year Euro-Bund Futures	Long	315	September 2022		51,378	(234)
10 Year U.S. Treasury Note Futures	Short	1,702	September 2022		(203,309)	1,036
10 Year Ultra U.S. Treasury Note Futures	Short	3,943	September 2022		(506,614)	3,026
10 Year UK Gilt Futures	Short	1,096	September 2022		(160,163)	3,286
20 Year U.S. Treasury Bond Futures	Long	3,617	September 2022		504,345	(3,792)
30 Year Euro-Buxl Futures	Long	62	September 2022		11,573	(97)
30 Year Ultra U.S. Treasury Bond Futures	Long	605	September 2022		94,229	(1,781)
						$81,334

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 5/31/2022 (000)
CLP	27,879,900	USD	32,477	Citibank	6/6/2022	$1,333
JPY	8,481,000	USD	64,917	Morgan Stanley	6/6/2022	974
NOK	780,420	USD	83,336	UBS AG	6/9/2022	(67)
USD	160,459	AUD	223,900	Morgan Stanley	6/9/2022	(243)
JPY	15,643,690	USD	120,113	Goldman Sachs	6/10/2022	1,447
JPY	15,643,690	USD	120,113	Citibank	6/10/2022	1,447
JPY	12,890,793	USD	98,976	Morgan Stanley	6/10/2022	1,193
JPY	1,992,700	EUR	14,459	Standard Chartered Bank	6/10/2022	(45)
EUR	208,150	USD	219,728	Morgan Stanley	6/13/2022	3,876
GBP	216,449	USD	270,981	Morgan Stanley	6/13/2022	1,774
EUR	22	USD	24	Morgan Stanley	6/13/2022	— [11]
USD	216,441	EUR	201,550	Morgan Stanley	6/13/2022	(72)
EUR	21,329	MXN	460,000	JPMorgan Chase	6/13/2022	(399)
USD	29,482	EUR	27,953	UBS AG	6/13/2022	(546)
USD	245,405	GBP	199,250	Citibank	6/13/2022	(5,677)
CAD	103,500	USD	81,003	Morgan Stanley	6/16/2022	815
CAD	20,019	USD	15,361	UBS AG	6/16/2022	464
USD	45,735	CAD	59,602	UBS AG	6/16/2022	(1,381)
USD	94,397	NZD	151,300	JPMorgan Chase	6/16/2022	(4,162)
USD	25,638	KRW	32,489,550	Citibank	6/24/2022	(510)

American Funds Inflation Linked Bond Fund	7

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 5/31/2022 (000)
EUR	199,575	USD	214,002	Morgan Stanley	6/27/2022	$572
EUR	54,472	USD	58,140	UBS AG	6/27/2022	425
GBP	1,710	USD	2,141	Morgan Stanley	6/27/2022	14
USD	58,537	EUR	54,468	Morgan Stanley	6/27/2022	(24)
USD	18,692	GBP	14,882	Citibank	6/27/2022	(63)
USD	37,232	MXN	747,233	Citibank	6/27/2022	(521)
USD	176,371	EUR	165,243	UBS AG	6/27/2022	(1,291)
USD	109,448	IDR	1,611,400,000	Citibank	6/28/2022	(1,362)
COP	570,316,094	USD	144,304	Morgan Stanley	6/29/2022	6,413
USD	131,973	PHP	6,927,900	Morgan Stanley	7/1/2022	227
USD	10,161	SEK	100,000	JPMorgan Chase	7/7/2022	(91)
						$4,520

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		5/31/2022 (000)	(received) (000)	at 5/31/2022 (000)
0.745%	Annual	U.S. EFFR	Annual	6/15/2022	USD	10,981,400	$(946)	$—	$(946)
0.775%	Annual	U.S. EFFR	Annual	6/15/2022		36,945,335	(2,752)	—	(2,752)
U.S. EFFR	Annual	1.395%	Annual	7/27/2022		10,692,100	(1,201)	—	(1,201)
1.5675%	Semi-annual	3-month USD-LIBOR	Quarterly	8/17/2023		270,000	(3,645)	—	(3,645)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	34,659	(650)	—	(650)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	USD	295,353	(5,567)	—	(5,567)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		108,854	(2,115)	—	(2,115)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	NZD	272,097	(5,237)	—	(5,237)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	USD	44,882	(872)	—	(872)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	NZD	44,882	(868)	—	(868)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	USD	49,273	(954)	—	(954)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	NZD	346,075	(4,616)	—	(4,616)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	USD	691,568	(9,538)	—	(9,538)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024		2,517,000	(103,075)	—	(103,075)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024		978,900	26,731	—	26,731
6.23%	28-day	28-day MXN-TIIE	28-day	3/28/2025	MXN	1,280,750	(4,300)	—	(4,300)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD	148,300	10,943	—	10,943
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025		148,300	10,936	—	10,936
U.S. EFFR	Annual	0.106%	Annual	6/30/2025		165,539	12,362	—	12,362
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025		274,100	8,418	—	8,418
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025		344,500	(23,074)	—	(23,074)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR	344,500	(23,163)	—	(23,163)
5.39%	28-day	28-day MXN-TIIE	28-day	3/6/2026	MXN	300,000	(1,627)	—	(1,627)
5.395%	28-day	28-day MXN-TIIE	28-day	3/6/2026	USD	1,000,000	(5,416)	—	(5,416)
5.43%	28-day	28-day MXN-TIIE	28-day	3/10/2026		540,000	(2,898)	—	(2,898)
5.455%	28-day	28-day MXN-TIIE	28-day	3/11/2026		202,000	(1,076)	—	(1,076)
5.4167%	28-day	28-day MXN-TIIE	28-day	3/11/2026	MXN	620,000	(3,343)	—	(3,343)
5.55%	28-day	28-day MXN-TIIE	28-day	3/12/2026	USD	200,000	(1,035)	—	(1,035)
5.50%	28-day	28-day MXN-TIIE	28-day	3/12/2026	MXN	260,000	(1,367)	—	(1,367)
5.6275%	28-day	28-day MXN-TIIE	28-day	3/12/2026		405,000	(2,044)	—	(2,044)
5.63%	28-day	28-day MXN-TIIE	28-day	3/13/2026		205,000	(1,034)	—	(1,034)
5.62%	28-day	28-day MXN-TIIE	28-day	3/13/2026	USD	305,000	(1,544)	—	(1,544)
5.6412%	28-day	28-day MXN-TIIE	28-day	3/13/2026		463,000	(2,327)	—	(2,327)
6.20%	28-day	28-day MXN-TIIE	28-day	3/19/2026		182,000	(751)	—	(751)
6.105%	28-day	28-day MXN-TIIE	28-day	3/19/2026		176,000	(754)	—	(754)
6.17%	28-day	28-day MXN-TIIE	28-day	3/19/2026	MXN	184,000	(768)	—	(768)
6.05%	28-day	28-day MXN-TIIE	28-day	3/19/2026	USD	184,000	(805)	—	(805)

8	American Funds Inflation Linked Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		5/31/2022 (000)	(received) (000)	at 5/31/2022 (000)
6.08%	28-day	28-day MXN-TIIE	28-day	3/19/2026	MXN	188,000	$(813)	$—	$(813)
6.03%	28-day	28-day MXN-TIIE	28-day	3/19/2026		840,000	(3,701)	—	(3,701)
6.08%	28-day	28-day MXN-TIIE	28-day	3/20/2026		182,300	(788)	—	(788)
5.815%	28-day	28-day MXN-TIIE	28-day	4/9/2026	USD	455,000	(2,186)	—	(2,186)
5.82%	28-day	28-day MXN-TIIE	28-day	4/9/2026	MXN	1,355,000	(6,498)	—	(6,498)
5.73%	28-day	28-day MXN-TIIE	28-day	4/10/2026		666,700	(3,299)	—	(3,299)
5.734%	28-day	28-day MXN-TIIE	28-day	4/10/2026	USD	1,125,000	(5,559)	—	(5,559)
6.35%	28-day	28-day MXN-TIIE	28-day	6/12/2026		269,000	(1,083)	—	(1,083)
6.3967%	28-day	28-day MXN-TIIE	28-day	6/15/2026	MXN	272,000	(1,074)	—	(1,074)
6.435%	28-day	28-day MXN-TIIE	28-day	6/15/2026	USD	365,000	(1,417)	—	(1,417)
6.42%	28-day	28-day MXN-TIIE	28-day	6/15/2026	MXN	542,000	(2,119)	—	(2,119)
6.49%	28-day	28-day MXN-TIIE	28-day	6/16/2026	USD	181,000	(686)	—	(686)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026		131,300	(495)	—	(495)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026		136,000	(504)	—	(504)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN	134,200	(513)	—	(513)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026		410,000	(1,511)	—	(1,511)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	USD	132,700	(489)	—	(489)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	MXN	262,700	(992)	—	(992)
6.71%	28-day	28-day MXN-TIIE	28-day	6/19/2026	USD	178,800	(610)	—	(610)
6.65%	28-day	28-day MXN-TIIE	28-day	6/19/2026	MXN	178,800	(629)	—	(629)
6.715%	28-day	28-day MXN-TIIE	28-day	6/19/2026		267,200	(909)	—	(909)
6.69%	28-day	28-day MXN-TIIE	28-day	6/19/2026	USD	357,500	(1,232)	—	(1,232)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN	87,000	(316)	—	(316)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	USD	93,400	(340)	—	(340)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		114,200	(415)	—	(415)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN	140,500	(497)	—	(497)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026		372,600	(1,334)	—	(1,334)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	USD	387,400	(1,376)	—	(1,376)
6.63%	28-day	28-day MXN-TIIE	28-day	6/26/2026	MXN	397,000	(1,413)	—	(1,413)
7.135%	28-day	28-day MXN-TIIE	28-day	9/25/2026		463,300	(1,279)	—	(1,279)
7.10%	28-day	28-day MXN-TIIE	28-day	9/25/2026	USD	648,700	(1,832)	—	(1,832)
7.065%	28-day	28-day MXN-TIIE	28-day	9/28/2026	MXN	370,618	(1,074)	—	(1,074)
7.19%	28-day	28-day MXN-TIIE	28-day	9/29/2026	USD	185,400	(495)	—	(495)
7.3023%	28-day	28-day MXN-TIIE	28-day	9/30/2026	MXN	241,300	(594)	—	(594)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	USD	370,600	(928)	—	(928)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026		3,447,100	161	(8)	169
7.30%	28-day	28-day MXN-TIIE	28-day	10/1/2026	MXN	92,652	(228)	—	(228)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	USD	77,830	(201)	—	(201)
7.52%	28-day	28-day MXN-TIIE	28-day	10/19/2026	MXN	92,700	(192)	—	(192)
7.55%	28-day	28-day MXN-TIIE	28-day	10/23/2026	USD	276,000	(555)	—	(555)
7.64%	28-day	28-day MXN-TIIE	28-day	10/28/2026	MXN	191,100	(354)	—	(354)
7.39%	28-day	28-day MXN-TIIE	28-day	10/30/2026	USD	187,200	(434)	—	(434)
7.335%	28-day	28-day MXN-TIIE	28-day	11/6/2026	MXN	277,900	(675)	—	(675)
7.20%	28-day	28-day MXN-TIIE	28-day	11/6/2026	USD	374,500	(1,005)	—	(1,005)
7.335%	28-day	28-day MXN-TIIE	28-day	11/26/2026	MXN	305,229	(746)	—	(746)
3-month USD-LIBOR	Quarterly	0.64%	Semi-annual	3/30/2027	USD	127,000	12,643	—	12,643
U.S. EFFR	Annual	2.045%	Annual	11/2/2027		33,700	921	—	921
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		56,200	(34)	—	(34)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		70,300	(91)	—	(91)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028		70,300	(97)	—	(97)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028		53,200	(44)	—	(44)
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030		775,250	3,466	—	3,466
U.S. EFFR	Annual	0.666%	Annual	11/19/2030		118,200	17,504	—	17,504
3-month USD-LIBOR	Quarterly	1.83%	Semi-annual	8/17/2031		58,000	5,044	—	5,044
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038		42,100	450	—	450
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038		42,200	450	—	450
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038		33,900	303	—	303
3-month USD-LIBOR	Quarterly	2.967%	Semi-annual	2/2/2038		32,800	340	—	340
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050		30,300	11,712	—	11,712

American Funds Inflation Linked Bond Fund	9

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		5/31/2022 (000)	(received) (000)	at 5/31/2022 (000)
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	USD	13,870	$5,398	$—	$5,398
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050		12,500	4,838	—	4,838
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR	22,000	8,776	—	8,776
1.1295%	Semi-annual	3-month USD-LIBOR	Quarterly	10/19/2050	USD	27,400	(9,393)	—	(9,393)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR	51,650	21,660	—	21,660
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	USD	51,920	21,115	—	21,115
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	EUR	56,080	22,844	—	22,844
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	USD	27,500	(7,049)	—	(7,049)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	EUR	27,500	(7,254)	—	(7,254)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	USD	32,325	(8,711)	—	(8,711)
							$(98,410)	$(8)	$(98,402)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 5/31/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 5/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD	4,259,915	$(40,414)	$(56,378)	$15,964

Investments in affiliates10

	Value of affiliate at 12/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)		Value of affiliate at 5/31/2022 (000)	Dividend income (000)
Short-term securities 0.92%
Money market investments 0.92%
Capital Group Central Cash Fund 0.85%[9]	$23,263	$3,428,919	$3,327,101	$40	$—	[11]	$125,121	$635

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $242,266,000, which represented 1.78% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $441,294,000, which represented 3.24% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $17,323,000, which represented .13% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Rate represents the seven-day yield at 5/31/2022.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Amount less than one thousand.

10	American Funds Inflation Linked Bond Fund

Key to abbreviations

AUD = Australian dollars

Auth. = Authority

BBR = Bank Base Rate

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

COP = Colombian pesos

EFFR = Effective Federal Funds Rate

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

FRA = Forward Rate Agreement

G.O. = General Obligation

GBP = British pounds

IDR = Indonesian rupiah

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NOK = Norwegian kroner

NZD = New Zealand dollars

PHP = Philippine pesos

Ref. = Refunding

Rev. = Revenue

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TIIE = Equilibrium Interbank Interest Rate

TONAR = Tokyo Overnight Average Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2022	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,048,101)	$13,462,540
Affiliated issuers (cost: $125,120)	125,121	$13,587,661
Cash		6,012
Cash collateral pledged for swap contracts		821
Cash denominated in currencies other than U.S. dollars (cost: $1,558)		1,558
Unrealized appreciation on open forward currency contracts		20,974
Receivables for:
Sales of fund’s shares	20,611
Dividends and interest	21,935
Variation margin on futures contracts	27,400
Variation margin on centrally cleared swap contracts	15,851
Other	56	85,853
		13,702,879
Liabilities:
Unrealized depreciation on open forward currency contracts		16,454
Payables for:
Purchases of investments	183
Repurchases of fund’s shares	11,612
Investment advisory services	2,931
Services provided by related parties	709
Trustees’ deferred compensation	69
Variation margin on futures contracts	12,039
Variation margin on centrally cleared swap contracts	21,926
Other	90	49,559
Net assets at May 31, 2022		$13,636,866

Net assets consist of:
Capital paid in on shares of beneficial interest		$13,690,036
Total accumulated loss		(53,170)
Net assets at May 31, 2022		$13,636,866

Refer to the notes to financial statements.

12	American Funds Inflation Linked Bond Fund

Financial statements (continued)

Statement of assets and liabilities at May 31, 2022 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,318,954 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,481,939	241,333	$10.28
Class C	104,523	10,291	10.16
Class T	11	1	10.31
Class F-1	168,344	16,366	10.29
Class F-2	1,600,417	154,699	10.35
Class F-3	1,072,566	103,873	10.33
Class 529-A	83,127	8,077	10.29
Class 529-C	3,695	360	10.25
Class 529-E	3,772	369	10.23
Class 529-T	12	1	10.31
Class 529-F-1	12	1	10.33
Class 529-F-2	10,717	1,041	10.30
Class 529-F-3	10	1	10.29
Class R-1	4,855	478	10.16
Class R-2	14,532	1,438	10.10
Class R-2E	3,342	326	10.26
Class R-3	31,546	3,095	10.19
Class R-4	61,064	5,940	10.28
Class R-5E	29,278	2,841	10.31
Class R-5	11,193	1,081	10.35
Class R-6	7,951,911	767,342	10.36

Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	13

Financial statements (continued)

Statement of operations	unaudited
for the six months ended May 31, 2022	(dollars in thousands)

Investment income:
Income:
Interest	$523,066
Dividends from affiliated issuers	635	$523,701
Fees and expenses*:
Investment advisory services	17,640
Distribution services	4,767
Transfer agent services	1,946
Administrative services	2,068
529 plan services	27
Reports to shareholders	112
Registration statement and prospectus	985
Trustees’ compensation	12
Auditing and legal	12
Custodian	46
Other	30
Total fees and expenses before waiver	27,645
Less waiver of fees and expenses:
Investment advisory services waiver	139
Total fees and expenses after waiver		27,506
Net investment income		496,195

Net realized gain and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(6,008)
Affiliated issuers	40
Futures contracts	146,738
Forward currency contracts	(22,579)
Swap contracts	74,501
Currency transactions	(452)	192,240
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(1,524,591)
Affiliated issuers	— †
Futures contracts	130,606
Forward currency contracts	(12,532)
Swap contracts	(90,351)
Currency translations	102	(1,496,766)
Net realized gain and unrealized depreciation		(1,304,526)

Net decrease in net assets resulting from operations		$(808,331)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

14	American Funds Inflation Linked Bond Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2022*	Year ended November 30, 2021
Operations:
Net investment income	$496,195	$427,947
Net realized gain (loss)	192,240	(111,862)
Net unrealized (depreciation) appreciation	(1,496,766)	241,544
Net (decrease) increase in net assets resulting from operations	(808,331)	557,629

Distributions paid to shareholders	(460,384)	(331,461)

Net capital share transactions	1,668,408	4,614,959

Total increase in net assets	399,693	4,841,127

Net assets:
Beginning of period	13,237,173	8,396,046
End of period	$13,636,866	$13,237,173

*	Unaudited.

Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	15

Notes to financial statements	unaudited

1. Organization

American Funds Inflation Linked Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide inflation protection and income consistent with investment in inflation linked securities.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

16	American Funds Inflation Linked Bond Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or

American Funds Inflation Linked Bond Fund	17

business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,309,599	$—	$12,309,599
Corporate bonds, notes & loans	—	437,769	—	437,769
Bonds & notes of governments & government agencies outside the U.S.	—	287,297	—	287,297
Asset-backed obligations	—	218,364	17,323	235,687
Municipals	—	106,684	—	106,684
Mortgage-backed obligations	—	85,504	—	85,504
Short-term securities	125,121	—	—	125,121
Total	$125,121	$13,445,217	$17,323	$13,587,661

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$192,910	$—	$—	$192,910
Unrealized appreciation on open forward currency contracts	—	20,974	—	20,974
Unrealized appreciation on centrally cleared interest rate swaps	—	207,023	—	207,023
Unrealized appreciation on centrally cleared credit default swaps	—	15,964	—	15,964
Liabilities:
Unrealized depreciation on futures contracts	(111,576)	—	—	(111,576)
Unrealized depreciation on open forward currency contracts	—	(16,454)	—	(16,454)
Unrealized depreciation on centrally cleared interest rate swaps	—	(305,425)	—	(305,425)
Total	$81,334	$(77,918)	$—	$3,416

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

18	American Funds Inflation Linked Bond Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Inflation Linked Bond Fund	19

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $29,047,291,000.

20	American Funds Inflation Linked Bond Fund

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $2,094,893,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $26,852,052,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Inflation Linked Bond Fund	21

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $5,064,461,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, May 31, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$192,910	Unrealized depreciation*	$111,576
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	20,974	Unrealized depreciation on open forward currency contracts	16,454
Swap (centrally cleared)	Interest	Unrealized appreciation*	207,023	Unrealized depreciation*	305,425
Swap (centrally cleared)	Credit	Unrealized appreciation*	15,964	Unrealized depreciation*	—
			$436,871		$433,455

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$146,738	Net unrealized appreciation on futures contracts	$130,606
Forward currency	Currency	Net realized loss on forward currency contracts	(22,579)	Net unrealized depreciation on forward currency contracts	(12,532)
Swap	Interest	Net realized gain on swap contracts	33,307	Net unrealized depreciation on swap contracts	(87,230)
Swap	Credit	Net realized gain on swap contracts	41,194	Net unrealized depreciation on swap contracts	(3,121)

			$198,660		$27,723

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

22	American Funds Inflation Linked Bond Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Citibank	$2,780	$(2,780)	$—	$—	$—
Goldman Sachs	1,447	—	—	(1,447)	—
Morgan Stanley	15,858	(339)	—	(15,269)	250
UBS AG	889	(889)	—	—	—
Total	$20,974	$(4,008)	$—	$(16,716)	$250
Liabilities:
Citibank	$8,133	$(2,780)	$(5,341)	$—	$12
JPMorgan Chase	4,652	—	(4,611)	—	41
Morgan Stanley	339	(339)	—	—	—
Standard Chartered Bank	45	—	—	—	45
UBS AG	3,285	(889)	(2,396)	—	—
Total	$16,454	$(4,008)	$(12,348)	$—	$98

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American Funds Inflation Linked Bond Fund	23

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$433,667
Capital loss carryforward*	(134,501)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of May 31, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$555,924
Gross unrealized depreciation on investments	(1,146,701)
Net unrealized depreciation on investments	(590,777)
Cost of investments	14,238,240

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2022					Year ended November 30, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$74,030		$—	$74,030		$35,039		$4,083		$39,122
Class C	3,054		—	3,054		544		75		619
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	8,436		—	8,436		4,888		547		5,435
Class F-2	58,663		—	58,663		28,356		3,082		31,438
Class F-3	36,467		—	36,467		13,147		1,405		14,552
Class 529-A	2,387		—	2,387		1,357		160		1,517
Class 529-C	79		—	79		31		6		37
Class 529-E	91		—	91		78		9		87
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	1		—	1		—	†	—	†	—	†
Class 529-F-2	322		—	322		226		25		251
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Class R-1	96		—	96		108		12		120
Class R-2	346		—	346		269		38		307
Class R-2E	70		—	70		41		6		47
Class R-3	859		—	859		599		73		672
Class R-4	2,229		—	2,229		511		59		570
Class R-5E	583		—	583		275		30		305
Class R-5	497		—	497		260		28		288
Class R-6	272,174		—	272,174		213,300		22,794		236,094
Total	$460,384		$—	$460,384		$299,029		$32,432		$331,461

†	Amount less than one thousand.

24	American Funds Inflation Linked Bond Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.240% on such assets in excess of $6.5 billion. On March 9, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, replacing the prior series of rates and breakpoints with a new series of decreasing annual rates beginning with 0.252% on the first $15.0 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15.0 billion. CRMC waived investment advisory services fees of $139,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $17,640,000, which were equivalent to an annualized rate of 0.256% of average daily net assets, were reduced to $17,501,000, which were equivalent to an annualized rate of 0.254% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2022, unreimbursed expenses subject to reimbursement totaled $2,703,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

American Funds Inflation Linked Bond Fund	25

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2022, the 529 plan services fees were $27,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

For the six months ended May 31, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,611	$827		$361		Not applicable
Class C	526	36		16		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	270	141		32		Not applicable
Class F-2	Not applicable	794		254		Not applicable
Class F-3	Not applicable	2		160		Not applicable
Class 529-A	93	25		12		$22
Class 529-C	17	1		—	*	1
Class 529-E	9	—	*	1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	2		1		3
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	21	3		1		Not applicable
Class R-2	52	21		2		Not applicable
Class R-2E	9	3		—	*	Not applicable
Class R-3	75	22		5		Not applicable
Class R-4	84	34		10		Not applicable
Class R-5E	Not applicable	15		3		Not applicable
Class R-5	Not applicable	4		2		Not applicable
Class R-6	Not applicable	16		1,208		Not applicable
Total class-specific expenses	$4,767	$1,946		$2,068		$27

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $12,000 in the fund’s statement of operations reflects $22,000 in current fees (either paid in cash or deferred) and a net decrease of $10,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

26	American Funds Inflation Linked Bond Fund

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2022, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended May 31, 2022

Class A	$816,765	76,051	$73,730		6,802		$(362,533)	(34,200)	$527,962		48,653
Class C	37,726	3,542	3,043		283		(25,127)	(2,398)	15,642		1,427
Class T	—	—	—		—		—	—	—		—
Class F-1	33,584	3,094	8,412		776		(115,254)	(10,730)	(73,258)		(6,860)
Class F-2	595,522	55,247	58,343		5,358		(559,703)	(52,627)	94,162		7,978
Class F-3	366,666	34,084	35,642		3,282		(231,188)	(21,719)	171,120		15,647
Class 529-A	27,333	2,552	2,387		220		(12,055)	(1,129)	17,665		1,643
Class 529-C	1,925	180	78		7		(820)	(77)	1,183		110
Class 529-E	1,800	168	91		8		(685)	(65)	1,206		111
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-2	3,980	369	322		30		(1,250)	(117)	3,052		282
Class 529-F-3	—	—	—	†	—	†	—	—	—	†	—	†
Class R-1	1,790	168	96		9		(466)	(44)	1,420		133
Class R-2	5,896	560	346		32		(3,011)	(288)	3,231		304
Class R-2E	2,166	204	70		6		(1,079)	(102)	1,157		108
Class R-3	9,487	897	855		80		(4,529)	(429)	5,813		548
Class R-4	21,626	2,025	2,229		206		(20,637)	(1,985)	3,218		246
Class R-5E	16,323	1,557	583		54		(3,001)	(284)	13,905		1,327
Class R-5	2,718	250	497		46		(4,674)	(444)	(1,459)		(148)
Class R-6	981,163	90,741	272,176		24,970		(370,950)	(34,390)	882,389		81,321
Total net increase (decrease)	$2,926,470	271,689	$458,900		42,169		$(1,716,962)	(161,028)	$1,668,408		152,830

Refer to the end of the table for footnotes.

American Funds Inflation Linked Bond Fund	27

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended November 30, 2021

Class A	$1,315,653	119,115	$38,953		3,590		$(261,622)	(23,849)	$1,092,984		98,856
Class C	91,731	8,408	617		57		(13,380)	(1,230)	78,968		7,235
Class T	—	—	—		—		—	—	—		—
Class F-1	228,823	20,882	5,426		500		(110,218)	(10,099)	124,031		11,283
Class F-2	1,274,354	115,476	31,163		2,861		(457,717)	(41,630)	847,800		76,707
Class F-3	714,556	64,882	13,755		1,267		(105,896)	(9,638)	622,415		56,511
Class 529-A	39,044	3,538	1,517		140		(11,042)	(1,005)	29,519		2,673
Class 529-C	2,447	222	36		3		(1,205)	(109)	1,278		116
Class 529-E	1,103	101	87		8		(647)	(59)	543		50
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-2	4,171	379	251		23		(2,721)	(246)	1,701		156
Class 529-F-3	—	—	—	†	—	†	—	—	—	†	—	†
Class R-1	1,329	122	119		11		(900)	(82)	548		51
Class R-2	8,438	781	306		29		(5,823)	(542)	2,921		268
Class R-2E	1,890	174	46		4		(914)	(83)	1,022		95
Class R-3	17,243	1,587	669		62		(7,807)	(722)	10,105		927
Class R-4	58,797	5,403	570		53		(12,515)	(1,133)	46,852		4,323
Class R-5E	12,631	1,155	305		28		(4,241)	(387)	8,695		796
Class R-5	8,749	793	288		27		(3,438)	(311)	5,599		509
Class R-6	2,048,457	186,830	236,098		21,660		(544,577)	(48,802)	1,739,978		159,688
Total net increase (decrease)	$5,829,416	529,848	$330,206		30,323		$(1,544,663)	(139,927)	$4,614,959		420,244

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $57,656,000 and $499,891,000, respectively, during the six months ended May 31, 2022.

11. Ownership concentration

At May 31, 2022, two shareholders held more than 10% of the fund’s outstanding shares. The two shareholders were American Funds 2025 Target Date Retirement Fund and American Funds 2030 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 14% and 12%, respectively. CRMC is the investment adviser to the two target date retirement funds.

28	American Funds Inflation Linked Bond Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
5/31/2022[5,6]	$11.29	$.37	$(1.01)	$(.64)	$(.37)	$—	$(.37)	$10.28	(5.78)%[7]	$2,482		.67%[8]		.67%[8]		7.00%[8]
11/30/2021	11.19	.40	.11	.51	(.22)	(.19)	(.41)	11.29	4.68	2,175		.68		.68		3.60
11/30/2020	9.89	.13	1.26	1.39	(.09)	—	(.09)	11.19	14.22	1,050		.70		.70		1.23
11/30/2019	9.54	.16	.44	.60	(.21)	(.04)	(.25)	9.89	6.43	656		.72		.72		1.61
11/30/2018	9.77	.22	(.31)	(.09)	(.11)	(.03)	(.14)	9.54	(.86)	635		.71		.71		2.25
11/30/2017	9.70	.19	(.03)	.16	(.09)	—	(.09)	9.77	1.64	533		.73		.73		1.96
Class C:
5/31/2022[5,6]	11.15	.33	(.99)	(.66)	(.33)	—	(.33)	10.16	(6.11)[7]	104		1.37	[8]	1.37	[8]	6.28	[8]
11/30/2021	11.08	.34	.08	.42	(.16)	(.19)	(.35)	11.15	3.92	99		1.37		1.37		3.09
11/30/2020	9.78	.05	1.26	1.31	(.01)	—	(.01)	11.08	13.44	18		1.40		1.40		.47
11/30/2019	9.42	.08	.45	.53	(.13)	(.04)	(.17)	9.78	5.67	11		1.44		1.44		.82
11/30/2018	9.64	.14	(.29)	(.15)	(.04)	(.03)	(.07)	9.42	(1.55)	14		1.45		1.45		1.49
11/30/2017	9.60	.11	(.02)	.09	(.05)	—	(.05)	9.64	.90	15		1.48		1.48		1.19
Class T:
5/31/2022[5,6]	11.32	.38	(1.01)	(.63)	(.38)	—	(.38)	10.31	(5.71)[7,9]	—	[10]	.37	[8,9]	.37	[8,9]	7.19	[8,9]
11/30/2021	11.21	.41	.13	.54	(.24)	(.19)	(.43)	11.32	4.97 [9]	—	[10]	.40	[9]	.40	[9]	3.76	[9]
11/30/2020	9.90	.15	1.28	1.43	(.12)	—	(.12)	11.21	14.51 [9]	—	[10]	.41	[9]	.41	[9]	1.44	[9]
11/30/2019	9.55	.18	.44	.62	(.23)	(.04)	(.27)	9.90	6.81 [9]	—	[10]	.44	[9]	.44	[9]	1.90	[9]
11/30/2018	9.78	.24	(.30)	(.06)	(.14)	(.03)	(.17)	9.55	(.63)[9]	—	[10]	.47	[9]	.47	[9]	2.46	[9]
11/30/2017[5,11]	9.70	.15	(.07)	.08	—	—	—	9.78	.82 [7,9]	—	[10]	.46	[8,9]	.46	[8,9]	2.29	[8,9]
Class F-1:
5/31/2022[5,6]	11.28	.35	(.98)	(.63)	(.36)	—	(.36)	10.29	(5.74)[7]	168		.68	[8]	.68	[8]	6.53	[8]
11/30/2021	11.21	.40	.09	.49	(.23)	(.19)	(.42)	11.28	4.54	262		.67		.67		3.67
11/30/2020	9.89	.18	1.23	1.41	(.09)	—	(.09)	11.21	14.26	134		.67		.67		1.67
11/30/2019	9.53	.16	.44	.60	(.20)	(.04)	(.24)	9.89	6.54	33		.72		.72		1.60
11/30/2018	9.76	.21	(.29)	(.08)	(.12)	(.03)	(.15)	9.53	(.85)	39		.73		.73		2.17
11/30/2017	9.70	.19	(.04)	.15	(.09)	—	(.09)	9.76	1.57	49		.75		.75		1.95
Class F-2:
5/31/2022[5,6]	11.36	.38	(1.00)	(.62)	(.39)	—	(.39)	10.35	(5.66)[7]	1,600		.40	[8]	.39	[8]	7.16	[8]
11/30/2021	11.26	.44	.10	.54	(.25)	(.19)	(.44)	11.36	4.90	1,666		.40		.40		3.96
11/30/2020	9.94	.17	1.27	1.44	(.12)	—	(.12)	11.26	14.54	788		.41		.41		1.55
11/30/2019	9.59	.17	.46	.63	(.24)	(.04)	(.28)	9.94	6.81	426		.44		.44		1.75
11/30/2018	9.81	.25	(.30)	(.05)	(.14)	(.03)	(.17)	9.59	(.54)	518		.46		.46		2.55
11/30/2017	9.73	.22	(.04)	.18	(.10)	—	(.10)	9.81	1.88	339		.49		.49		2.21
Class F-3:
5/31/2022[5,6]	11.34	.39	(1.01)	(.62)	(.39)	—	(.39)	10.33	(5.60)[7]	1,073		.30	[8]	.30	[8]	7.35	[8]
11/30/2021	11.24	.46	.08	.54	(.25)	(.19)	(.44)	11.34	4.98	1,000		.31		.31		4.13
11/30/2020	9.93	.17	1.27	1.44	(.13)	—	(.13)	11.24	14.69	356		.33		.32		1.64
11/30/2019	9.57	.20	.44	.64	(.24)	(.04)	(.28)	9.93	6.89	204		.36		.34		2.08
11/30/2018	9.80	.25	(.31)	(.06)	(.14)	(.03)	(.17)	9.57	(.56)	133		.39		.39		2.57
11/30/2017[5,12]	9.66	.20	(.06)	.14	—	—	—	9.80	1.45 [7]	99		.38	[8]	.38	[8]	2.45	[8]
Class 529-A:
5/31/2022[5,6]	11.29	.37	(1.01)	(.64)	(.36)	—	(.36)	10.29	(5.80)[7]	83		.66	[8]	.66	[8]	7.04	[8]
11/30/2021	11.19	.40	.10	.50	(.21)	(.19)	(.40)	11.29	4.63	73		.67		.67		3.60
11/30/2020	9.89	.13	1.26	1.39	(.09)	—	(.09)	11.19	14.10	42		.73		.73		1.20
11/30/2019	9.54	.16	.44	.60	(.21)	(.04)	(.25)	9.89	6.57	26		.72		.72		1.65
11/30/2018	9.77	.22	(.30)	(.08)	(.12)	(.03)	(.15)	9.54	(.84)	24		.71		.71		2.30
11/30/2017	9.71	.19	(.04)	.15	(.09)	—	(.09)	9.77	1.58	16		.72		.72		1.97

Refer to the end of the table for footnotes.

American Funds Inflation Linked Bond Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
5/31/2022[5,6]	$11.23	$.34	$(1.02)	$(.68)	$(.30)	$—	$(.30)	$10.25	(6.19)%[7]	$4		1.42%[8]		1.42%[8]		6.34%[8]
11/30/2021	11.08	.32	.11	.43	(.09)	(.19)	(.28)	11.23	3.84	3		1.41		1.41		2.87
11/30/2020	9.79	.01	1.30	1.31	(.02)	—	(.02)	11.08	13.40	2		1.41		1.41		.14
11/30/2019	9.43	.09	.45	.54	(.14)	(.04)	(.18)	9.79	5.87	3		1.39		1.39		.93
11/30/2018	9.62	.14	(.30)	(.16)	—	(.03)	(.03)	9.43	(1.64)	3		1.51		1.51		1.43
11/30/2017	9.60	.11	(.04)	.07	(.05)	—	(.05)	9.62	.79	3		1.54		1.54		1.13
Class 529-E:
5/31/2022[5,6]	11.21	.36	(1.00)	(.64)	(.34)	—	(.34)	10.23	(5.90)[7]	4		.88	[8]	.88	[8]	6.79	[8]
11/30/2021	11.13	.36	.12	.48	(.21)	(.19)	(.40)	11.21	4.41	3		.89		.89		3.32
11/30/2020	9.84	.11	1.26	1.37	(.08)	—	(.08)	11.13	13.96	2		.91		.91		1.04
11/30/2019	9.49	.14	.43	.57	(.18)	(.04)	(.22)	9.84	6.29	1		.93		.93		1.44
11/30/2018	9.73	.19	(.30)	(.11)	(.10)	(.03)	(.13)	9.49	(1.08)	1		.96		.96		2.02
11/30/2017	9.68	.17	(.04)	.13	(.08)	—	(.08)	9.73	1.35	1		.99		.99		1.73
Class 529-T:
5/31/2022[5,6]	11.31	.38	(1.00)	(.62)	(.38)	—	(.38)	10.31	(5.67)[7,9]	—	[10]	.42	[8,9]	.42	[8,9]	7.13	[8,9]
11/30/2021	11.21	.41	.11	.52	(.23)	(.19)	(.42)	11.31	4.83 [9]	—	[10]	.45	[9]	.45	[9]	3.72	[9]
11/30/2020	9.90	.15	1.27	1.42	(.11)	—	(.11)	11.21	14.55 [9]	—	[10]	.48	[9]	.48	[9]	1.37	[9]
11/30/2019	9.55	.18	.44	.62	(.23)	(.04)	(.27)	9.90	6.64 [9]	—	[10]	.50	[9]	.50	[9]	1.84	[9]
11/30/2018	9.78	.23	(.30)	(.07)	(.13)	(.03)	(.16)	9.55	(.65)[9]	—	[10]	.52	[9]	.52	[9]	2.42	[9]
11/30/2017[5,11]	9.70	.14	(.06)	.08	—	—	—	9.78	.82 [7,9]	—	[10]	.50	[8,9]	.50	[8,9]	2.25	[8,9]
Class 529-F-1:
5/31/2022[5,6]	11.34	.38	(1.01)	(.63)	(.38)	—	(.38)	10.33	(5.67)[7,9]	—	[10]	.49	[8,9]	.49	[8,9]	7.06	[8,9]
11/30/2021	11.24	.41	.12	.53	(.24)	(.19)	(.43)	11.34	4.81 [9]	—	[10]	.47	[9]	.47	[9]	3.71	[9]
11/30/2020	9.92	.15	1.28	1.43	(.11)	—	(.11)	11.24	14.49 [9]	—	[10]	.46	[9]	.46	[9]	1.42	[9]
11/30/2019	9.57	.17	.45	.62	(.23)	(.04)	(.27)	9.92	6.81	5		.50		.50		1.78
11/30/2018	9.80	.24	(.31)	(.07)	(.13)	(.03)	(.16)	9.57	(.68)	5		.50		.50		2.50
11/30/2017	9.73	.21	(.05)	.16	(.09)	—	(.09)	9.80	1.72	2		.53		.53		2.20
Class 529-F-2:
5/31/2022[5,6]	11.30	.39	(1.01)	(.62)	(.38)	—	(.38)	10.30	(5.63)[7]	11		.39	[8]	.39	[8]	7.31	[8]
11/30/2021	11.20	.42	.11	.53	(.24)	(.19)	(.43)	11.30	4.86	9		.42		.42		3.85
11/30/2020[5,13]	11.03	.01	.16	.17	—	—	—	11.20	1.547	7		.04	[7]	.04	[7]	.11	[7]
Class 529-F-3:
5/31/2022[5,6]	11.29	.38	(.99)	(.61)	(.39)	—	(.39)	10.29	(5.61)[7]	—	[10]	.37	[8]	.37	[8]	7.19	[8]
11/30/2021	11.20	.42	.11	.53	(.25)	(.19)	(.44)	11.29	4.91	—	[10]	.41		.37		3.80
11/30/2020[5,13]	11.03	.01	.16	.17	—	—	—	11.20	1.54 [7]	—	[10]	.05	[7]	.03	[7]	.12	[7]
Class R-1:
5/31/2022[5,6]	11.10	.34	(1.00)	(.66)	(.28)	—	(.28)	10.16	(6.12)[7]	5		1.43	[8]	1.43	[8]	6.46	[8]
11/30/2021	11.11	.30	.11	.41	(.23)	(.19)	(.42)	11.10	3.81	4		1.46		1.46		2.76
11/30/2020	9.80	.05	1.27	1.32	(.01)	—	(.01)	11.11	13.44	3		1.40		1.40		.54
11/30/2019	9.46	.07	.46	.53	(.15)	(.04)	(.19)	9.80	5.73	—	[10]	1.46		1.46		.77
11/30/2018	9.70	.14	(.30)	(.16)	(.05)	(.03)	(.08)	9.46	(1.62)	—	[10]	1.47		1.47		1.49
11/30/2017	9.63	.10	(.02)	.08	(.01)	—	(.01)	9.70	.83 [9]	—	[10]	1.55	[9]	1.54	[9]	1.07	[9]

Refer to the end of the table for footnotes.

30	American Funds Inflation Linked Bond Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
5/31/2022[5,6]	$11.06	$.33	$(1.00)	$(.67)	$(.29)	$—	$(.29)	$10.10	(6.07)%[7]	$15	1.36%[8]		1.35%[8]		6.37%[8]
11/30/2021	10.99	.31	.11	.42	(.16)	(.19)	(.35)	11.06	3.89	13	1.36		1.36		2.83
11/30/2020	9.72	.06	1.24	1.30	(.03)	—	(.03)	10.99	13.46	10	1.40		1.40		.56
11/30/2019	9.39	.08	.45	.53	(.16)	(.04)	(.20)	9.72	5.73	5	1.44		1.44		.88
11/30/2018	9.62	.15	(.30)	(.15)	(.05)	(.03)	(.08)	9.39	(1.54)	4	1.41		1.41		1.57
11/30/2017	9.59	.12	(.03)	.09	(.06)	—	(.06)	9.62	.90	2	1.41		1.41		1.28
Class R-2E:
5/31/2022[5,6]	11.23	.35	(1.00)	(.65)	(.32)	—	(.32)	10.26	(5.95)[7]	3	1.11	[8]	1.11	[8]	6.66	[8]
11/30/2021	11.13	.37	.09	.46	(.17)	(.19)	(.36)	11.23	4.11	2	1.11		1.11		3.38
11/30/2020	9.85	.07	1.27	1.34	(.06)	—	(.06)	11.13	13.71	2	1.17		1.16		.70
11/30/2019	9.50	.15	.40	.55	(.16)	(.04)	(.20)	9.85	6.03	2	1.15		1.15		1.55
11/30/2018	9.73	.17	(.29)	(.12)	(.08)	(.03)	(.11)	9.50	(1.27)	1	1.18		1.18		1.74
11/30/2017	9.71	.14	(.03)	.11	(.09)	—	(.09)	9.73	1.16	1	1.21		1.21		1.40
Class R-3:
5/31/2022[5,6]	11.17	.35	(1.00)	(.65)	(.33)	—	(.33)	10.19	(5.85)[7]	32	.95	[8]	.95	[8]	6.72	[8]
11/30/2021	11.10	.37	.09	.46	(.20)	(.19)	(.39)	11.17	4.27	28	.95		.95		3.35
11/30/2020	9.81	.10	1.27	1.37	(.08)	—	(.08)	11.10	13.90	18	.97		.97		.97
11/30/2019	9.47	.14	.43	.57	(.19)	(.04)	(.23)	9.81	6.22	10	.99		.99		1.50
11/30/2018	9.70	.19	(.30)	(.11)	(.09)	(.03)	(.12)	9.47	(1.12)	6	1.01		1.01		2.03
11/30/2017	9.65	.16	(.03)	.13	(.08)	—	(.08)	9.70	1.40	4	.99		.99		1.68
Class R-4:
5/31/2022[5,6]	11.28	.36	(.99)	(.63)	(.37)	—	(.37)	10.28	(5.79)[7]	61	.65	[8]	.65	[8]	6.87	[8]
11/30/2021	11.19	.44	.06	.50	(.22)	(.19)	(.41)	11.28	4.63	64	.65		.64		4.03
11/30/2020	9.89	.13	1.27	1.40	(.10)	—	(.10)	11.19	14.33	15	.66		.66		1.26
11/30/2019	9.54	.17	.43	.60	(.21)	(.04)	(.25)	9.89	6.49	8	.69		.69		1.79
11/30/2018	9.77	.22	(.30)	(.08)	(.12)	(.03)	(.15)	9.54	(.85)	5	.71		.71		2.34
11/30/2017	9.70	.19	(.03)	.16	(.09)	—	(.09)	9.77	1.64	3	.72		.72		1.98
Class R-5E:
5/31/2022[5,6]	11.31	.41	(1.03)	(.62)	(.38)	—	(.38)	10.31	(5.64)[7]	29	.45	[8]	.45	[8]	7.81	[8]
11/30/2021	11.22	.45	.07	.52	(.24)	(.19)	(.43)	11.31	4.77	17	.45		.45		4.07
11/30/2020	9.91	.15	1.28	1.43	(.12)	—	(.12)	11.22	14.51	8	.45		.45		1.38
11/30/2019	9.57	.19	.43	.62	(.24)	(.04)	(.28)	9.91	6.72	4	.47		.47		1.91
11/30/2018	9.79	.22	(.28)	(.06)	(.13)	(.03)	(.16)	9.57	(.56)	2	.51		.51		2.26
11/30/2017	9.70	.20	(.03)	.17	(.08)	—	(.08)	9.79	1.78	1	.50		.50		2.08
Class R-5:
5/31/2022[5,6]	11.36	.38	(1.00)	(.62)	(.39)	—	(.39)	10.35	(5.63)[7]	11	.36	[8]	.36	[8]	7.03	[8]
11/30/2021	11.26	.44	.10	.54	(.25)	(.19)	(.44)	11.36	4.93	14	.36		.36		3.96
11/30/2020	9.95	.18	1.26	1.44	(.13)	—	(.13)	11.26	14.62	8	.36		.36		1.68
11/30/2019	9.59	.18	.46	.64	(.24)	(.04)	(.28)	9.95	6.86	3	.39		.39		1.88
11/30/2018	9.82	.24	(.30)	(.06)	(.14)	(.03)	(.17)	9.59	(.59)	3	.41		.41		2.50
11/30/2017	9.73	.24	(.05)	.19	(.10)	—	(.10)	9.82	1.95	2	.44		.44		2.43
Class R-6:
5/31/2022[5,6]	11.38	.39	(1.02)	(.63)	(.39)	—	(.39)	10.36	(5.59)[7]	7,952	.30	[8]	.30	[8]	7.28	[8]
11/30/2021	11.27	.44	.11	.55	(.25)	(.19)	(.44)	11.38	5.05	7,805	.31		.31		3.99
11/30/2020	9.96	.17	1.27	1.44	(.13)	—	(.13)	11.27	14.66	5,933	.32		.32		1.57
11/30/2019	9.60	.20	.45	.65	(.25)	(.04)	(.29)	9.96	6.90	4,680	.33		.33		2.05
11/30/2018	9.82	.25	(.30)	(.05)	(.14)	(.03)	(.17)	9.60	(.46)	3,405	.36		.36		2.60
11/30/2017	9.74	.22	(.04)	.18	(.10)	—	(.10)	9.82	1.89	2,682	.38		.38		2.29

Refer to the end of the table for footnotes.

American Funds Inflation Linked Bond Fund	31

Financial highlights (continued)

	Six months ended May 31,	Year ended November 30,
	2022[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[14]	17%	29%	114%	78%	57%	123%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During some of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

32	American Funds Inflation Linked Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2021, through May 31, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Inflation Linked Bond Fund	33

Expense example (continued)

	Beginning account value 12/1/2021	Ending account value 5/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$942.16	$3.24	.67%
Class A – assumed 5% return	1,000.00	1,021.59	3.38	.67
Class C – actual return	1,000.00	938.90	6.62	1.37
Class C – assumed 5% return	1,000.00	1,018.10	6.89	1.37
Class T – actual return	1,000.00	942.94	1.79	.37
Class T – assumed 5% return	1,000.00	1,023.09	1.87	.37
Class F-1 – actual return	1,000.00	942.64	3.29	.68
Class F-1 – assumed 5% return	1,000.00	1,021.54	3.43	.68
Class F-2 – actual return	1,000.00	943.44	1.89	.39
Class F-2 – assumed 5% return	1,000.00	1,022.99	1.97	.39
Class F-3 – actual return	1,000.00	944.02	1.45	.30
Class F-3 – assumed 5% return	1,000.00	1,023.44	1.51	.30
Class 529-A – actual return	1,000.00	941.98	3.20	.66
Class 529-A – assumed 5% return	1,000.00	1,021.64	3.33	.66
Class 529-C – actual return	1,000.00	938.07	6.86	1.42
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.14	1.42
Class 529-E – actual return	1,000.00	941.04	4.26	.88
Class 529-E – assumed 5% return	1,000.00	1,020.54	4.43	.88
Class 529-T – actual return	1,000.00	943.32	2.03	.42
Class 529-T – assumed 5% return	1,000.00	1,022.84	2.12	.42
Class 529-F-1 – actual return	1,000.00	943.28	2.37	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class 529-F-2 – actual return	1,000.00	943.73	1.89	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,022.99	1.97	.39
Class 529-F-3 – actual return	1,000.00	943.88	1.79	.37
Class 529-F-3 – assumed 5% return	1,000.00	1,023.09	1.87	.37
Class R-1 – actual return	1,000.00	938.83	6.91	1.43
Class R-1 – assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class R-2 – actual return	1,000.00	939.26	6.53	1.35
Class R-2 – assumed 5% return	1,000.00	1,018.20	6.79	1.35
Class R-2E – actual return	1,000.00	940.45	5.37	1.11
Class R-2E – assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-3 – actual return	1,000.00	941.53	4.60	.95
Class R-3 – assumed 5% return	1,000.00	1,020.19	4.78	.95
Class R-4 – actual return	1,000.00	942.08	3.15	.65
Class R-4 – assumed 5% return	1,000.00	1,021.69	3.28	.65
Class R-5E – actual return	1,000.00	943.64	2.18	.45
Class R-5E – assumed 5% return	1,000.00	1,022.69	2.27	.45
Class R-5 – actual return	1,000.00	943.67	1.74	.36
Class R-5 – assumed 5% return	1,000.00	1,023.14	1.82	.36
Class R-6 – actual return	1,000.00	944.15	1.45	.30
Class R-6 – assumed 5% return	1,000.00	1,023.44	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

34	American Funds Inflation Linked Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to lower the current fee schedule resulting in an overall lower advisory fee. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee.

In addition, the board and the committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Inflation Linked Bond Fund	35

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

36	American Funds Inflation Linked Bond Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Inflation Linked Bond Fund	37

This page was intentionally left blank.

38	American Funds Inflation Linked Bond Fund

This page was intentionally left blank.

American Funds Inflation Linked Bond Fund	39

This page was intentionally left blank.

40	American Funds Inflation Linked Bond Fund

This page was intentionally left blank.

American Funds Inflation Linked Bond Fund	41

This page was intentionally left blank.

42	American Funds Inflation Linked Bond Fund

This page was intentionally left blank.

American Funds Inflation Linked Bond Fund	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Inflation Linked Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Inflation Linked Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website at sec.gov and on our website.

This report is for the information of shareholders of American Funds Inflation Linked Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: July 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: July 29, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: July 29, 2022